INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details)	12 Months Ended
Oct. 30, 2016 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 143,000
Reductions resulting from expiration of statute of limitations	(143,000)
Unrecognized tax benefits at end of year	$ 0